Summary of Segment Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total lease rental income		$ 203,232	$ 187,434	$ 401,950	$ 356,678
Trading container margin		447	4,231	1,309	6,397
Gain on sale of owned fleet containers, net		23,213	18,836	39,126	31,194
Depreciation and amortization	[1]	72,957	70,703	145,450	137,309
Container lessee default expense, net		435	855	555
Container lessee default recovery, net					3,113
Interest expense		37,593	30,147	72,902	59,253
Debt termination expense			2,945		3,212
Realized loss on financial instruments, net			(2,448)		(5,404)
Unrealized gain (loss) on financial instruments, net		85	1,406	122	4,598
Segment income (loss) before income taxes		85,606	75,924	164,919	139,040
Income tax (expense) benefit		(2,047)	117	(3,686)	(949)
Total assets		7,895,527	6,812,187	7,895,527	6,812,187	$ 7,367,444
Purchase of containers and fixed assets		92,109	504,048	195,071	1,074,318
Payments on container leaseback financing receivable		137,372		533,867	6,425
Income tax (expense) benefit		2,047	(117)	3,686	949
Realized loss on financial instruments, net			2,448		5,404
Segment income (loss) before income tax		85,606	75,924	164,919	139,040
Container Ownership
Segment Reporting Information [Line Items]
Total lease rental income		189,715	172,270	375,068	326,560
Gain on sale of owned fleet containers, net		23,017	18,836	38,930	31,194
Depreciation and amortization		74,429	72,005	148,462	139,708
Container lessee default expense, net		435	855	555
Container lessee default recovery, net					3,113
Interest expense		37,381	30,028	72,479	59,060
Debt termination expense			2,945		3,212
Realized loss on financial instruments, net			(2,448)		(5,404)
Unrealized gain (loss) on financial instruments, net			1,406		4,598
Segment income (loss) before income taxes		72,749	62,358	139,962	114,643
Income tax (expense) benefit		(2,279)	(303)	(3,611)	(1,377)
Total assets		7,839,857	6,711,706	7,839,857	6,711,706
Purchase of containers and fixed assets		92,021	504,038	192,952	1,074,295
Payments on container leaseback financing receivable		137,372		533,867	6,425
Income tax (expense) benefit		2,279	303	3,611	1,377
Realized loss on financial instruments, net			2,448		5,404
Segment income (loss) before income tax		72,749	62,358	139,962	114,643
Container Management
Segment Reporting Information [Line Items]
Total lease rental income		12,837	15,164	25,602	30,118
Depreciation and amortization		432	936	805	1,962
Interest expense		212	119	423	193
Unrealized gain (loss) on financial instruments, net		85		122
Segment income (loss) before income taxes		11,070	11,920	24,863	24,200
Income tax (expense) benefit		232	420	(75)	428
Total assets		241,930	217,540	241,930	217,540
Purchase of containers and fixed assets		88	10	2,119	23
Income tax (expense) benefit		(232)	(420)	75	(428)
Segment income (loss) before income tax		11,070	11,920	24,863	24,200
Container Resale
Segment Reporting Information [Line Items]
Trading container margin		447	4,231	1,309	6,397
Segment income (loss) before income taxes		3,849	6,730	6,856	10,915
Total assets		7,343	3,094	7,343	3,094
Segment income (loss) before income tax		3,849	6,730	6,856	10,915
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income taxes		(2,023)	(1,145)	(3,046)	(1,918)
Total assets		5,933	8,644	5,933	8,644
Segment income (loss) before income tax		(2,023)	(1,145)	(3,046)	(1,918)
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		673	1,112	1,205	2,148
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue		673	1,112	1,205	2,148
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue		20,350	20,079	43,057	40,518
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue		62	139	119	206
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue		3,426	2,764	6,010	5,212
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue		611	973	1,086	1,942
Eliminations
Segment Reporting Information [Line Items]
Total lease rental income		680		1,280
Gain on sale of owned fleet containers, net		196		196
Depreciation and amortization		(1,904)	(2,238)	(3,817)	(4,361)
Segment income (loss) before income taxes		(39)	(3,939)	(3,716)	(8,800)
Total assets		(199,536)	(128,797)	(199,536)	(128,797)
Segment income (loss) before income tax		(39)	(3,939)	(3,716)	(8,800)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		$ (23,776)	$ (22,843)	$ (49,067)	$ (45,730)

[1]	Amounts for the period ended June 30, 2021 have been reclassified to conform with the 2022 presentation (see Note 2 (g) “Reclassifications and Changes in Presentation”).